Long-Term Debt (Details Narrative)																	2 Months Ended		3 Months Ended										6 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2023 USD ($)	Apr. 28, 2023 USD ($)	Apr. 19, 2023 USD ($)	Apr. 19, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($)	Jan. 28, 2023 Day	Dec. 19, 2022 USD ($)	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 15, 2022 $ / shares shares	Mar. 02, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($) shares	Jun. 02, 2021 USD ($) $ / shares shares	Apr. 30, 2020	Apr. 13, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Apr. 17, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 13, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares	Apr. 20, 2023 USD ($)	Mar. 31, 2023 GBP (£) shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 21, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jan. 27, 2023	Jan. 26, 2023 shares	Jun. 30, 2022 GBP (£) shares	Apr. 01, 2022 $ / shares shares	Nov. 02, 2021	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 GBP (£) shares	Jun. 03, 2016
Debt Instrument [Line Items]
Interest expense																					$ 460,914				$ 611,021					$ 2,490,696	$ 5,368,933		$ 6,423,039		$ 698,973
Proceeds from convertible debt																													$ 2,000,000
Warrants and rights outstanding												$ 150,000
Debt instrument carrying amount					$ 15,935,723													$ 15,935,723			$ 15,935,723									$ 15,935,723			$ 35,139,538		$ 6,747,021
Debt instrument interest rate																																																	8.00%
Amount paid to the holder																													2,778,427
Common Stock, Shares, Issued | shares					3,262,303													3,262,303			3,262,303									3,262,303			409,229		218,961		3,262,303							409,229
Senior convertible note					$ 15,230,024													$ 15,230,024			$ 15,230,024									$ 15,230,024
Cash liability																																	$ 9,399,620
Derivative cash liability																														1,862,000,000			180,000,000
Derivative liabilities					1,963,933													1,963,933			1,963,933		$ 799,954	$ 9,124,756					$ 799,954	1,963,933		$ 799,954	$ 9,399,620
Share Price | $ / shares																									$ 469.52						$ 469.52		$ 218.32						$ 1.00
Stock issued during period value conversion of convertible securities																					22,877,955				$ 2,409,194	$ 8,243,454							$ 10,652,648
Exercise price | $ / shares												$ 100.00											$ 25.00						$ 25.00			$ 25.00
Loss on extinguishment of debt																					(3,616,372)									(3,616,372)	$ (28,478,804)		(28,478,804)
Amount remitted																														2,778,427
Loss on conversion of senior convertible note																															5,999,662		$ 5,999,662
Fair value derivative liabilities					1,963,933													1,963,933			$ 1,963,933									1,963,933
Warrants overallotment | shares																							178,500	336,000									172,500
Change in fair market value of warrant liability																					$ (1,412,941)				$ (8,181,398)					(6,435,229)	$ (28,641,920)		$ (31,468,270)		1,549,924
March 2022 Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																																	$ 35,000,000
Share Price | $ / shares												$ 100.00
Number of shares sold | shares												150,000																					150,000
Number of warrants issued | shares												150,000											172,500						172,500			172,500
Exercise price | $ / shares												$ 100.00													$ 100.00						$ 100.00		$ 100.00
Price per share | $ / shares												$ 100.00																					$ 100.00
Change in fair market value of warrant liability																																	$ 3,449,925
March 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding					$ 341,550							$ 9,553,500						$ 341,550			341,550									341,550			2,070,000
Number of shares sold | shares												150,000
Number of warrants issued | shares												150,000																																	22,500
Exercise price | $ / shares												$ 100.00																																	$ 100.00
Class of warrant description												The March 2022 Warrants are callable by the Company should the volume weighted average share price of the Company exceed $300.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Change in fair market value of warrant liability																																	$ 8,091,000
Price per share | $ / shares												$ 100.00
Change in fair market value of warrant liability																					$ 169,050				$ 5,503,500					$ 1,728,450	$ 5,503,500
April Two Thousand Twenty Two Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding												$ 607,500
September 2022 Offering [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																													20,500
Number of shares sold | shares										300,000																				300,000
Number of warrants issued | shares									300,000	300,000													336,000						336,000			336,000
Exercise price | $ / shares					$ 25.00				$ 25.00	$ 25.00								$ 25.00			$ 25.00		$ 25.00						$ 25.00	$ 25.00		$ 25.00
Price per share | $ / shares					$ 25.00				$ 25.00	$ 25.00								$ 25.00			$ 25.00									$ 25.00
September 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding					$ 702,239				$ 5,286,288	$ 5,286,288								$ 702,239			$ 702,239									$ 702,239
Number of shares sold | shares										300,000
Number of warrants issued | shares									300,000	300,000
Exercise price | $ / shares									$ 25.00	$ 25.00
Class of warrant description										The September 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Price per share | $ / shares									$ 25.00	$ 25.00
Change in fair market value of warrant liability																					1,565,215									4,584,049
Over-Allotment Option [Member]
Debt Instrument [Line Items]
Number of warrants issued | shares																																													22,500
Exercise price | $ / shares												$ 1.00											$ 100.00						$ 100.00			$ 100.00													$ 100.00
Warrants overallotment | shares										36,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 2,950,000							$ 35,000,000
Warrants and rights outstanding																							$ 178,500						$ 178,500			$ 178,500
Debt Instrument, Periodic Payment													2,778,427
Common Stock, Shares, Issued | shares																																											100
Share Price | $ / shares																																						$ 1.00	$ 1.00
Subsequent Event [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares											20,500
Subsequent Event [Member] | September 2022 Warrants [Member]
Debt Instrument [Line Items]
Share Price | $ / shares											$ 25.00
Number of shares sold | shares											300,000
Exercise price | $ / shares											$ 25.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares											$ 25.00
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																																	10.00%											10.00%
Series C Convertible Perpetual Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued during period value conversion of convertible securities																																	$ 15,230,024
Series C Convertible Perpetual Preferred Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued during period value conversion of convertible securities		$ 15,230,024			15,230,024
Holder [Member]
Debt Instrument [Line Items]
Derivative liabilities					1,963,933													1,963,933			1,963,933									1,963,933			$ 9,399,620
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																					56,743									1,075,069
Debt instrument, face amount					$ 1,500,000										$ 35,000,000			$ 1,500,000			$ 1,500,000									$ 1,500,000
Proceeds from convertible debt															32,515,000
Deferred finance costs net															2,485,000
Stock issued during period shares new issues | shares																														72,875			160,315
Warrants and rights outstanding															$ 26,680,000
Debt instrument convertible conversion price | $ / shares					$ 1,750.00										$ 1,750.00			$ 1,750.00			$ 1,750.00				$ 423.67					$ 1,750.00	$ 423.67
Debt interest description														In addition, the Company requested and received an amendment to the Old Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021
Debt instrument convertible terms of conversion feature																														The Holder did not have the right to convert any portion of a Senior Convertible Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder could have from time to time increased this limit to 9.99%, provided that any such increase would not have been effective until the 61st day after delivery of a notice to the Company of such increase.
Conversion floor price | $ / shares					$ 218.32													$ 218.32			$ 218.32									$ 218.32
Debt conversion converted instrument amount														$ 7,500,000																	$ 10,652,648
Debt conversion converted instrument shares issued | shares																															25,144
Debt instrument interest rate					8.00%													8.00%			8.00%		800.00%						800.00%	8.00%		800.00%					8.00%
Derivative cash liability																														$ 1,862,000,000
Derivative liabilities					$ 1,963,933													$ 1,963,933			$ 1,963,933									1,963,933
Stock issued during period value conversion of convertible securities																														19,261,583			$ 10,652,648
Loss on extinguishment of debt																		3,616,372												3,616,372	$ 28,478,804
Interest due								$ 1,073,343
Debt weighted average interest rate																																										90.00%
Debt instrument, convertible, threshold trading days | Day							5
Derivative liability					15,230,024													15,230,024			15,230,024									$ 15,230,024
Increase in interest rate																														12.00%
Accounts payable and accrued expenses					$ 56,743													$ 56,743			$ 56,743									$ 56,743
Debt instrument redemption outstanding description																														the outstanding principal of the Senior Convertible to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, or an amount equal to market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, if greater. The Holder did not have the right to convert any portion of a Senior Convertible Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder could have from time to time increased this limit to 9.99%, provided that any such increase would not have been effective until the 61st day after delivery of a notice to the Company of such increase.
Senior Convertible Note [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							$ 32,221,573						$ 32,221,573			$ 32,221,573
Amount remitted									$ 2,778,427
Senior Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Conversion of Stock, Amount Issued																	$ 19,261,583					$ 19,261,583
Common Stock, Shares, Issued | shares																			2,242,143			2,242,143
Senior Convertible Note [Member] | Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					1000.00%													1000.00%			1000.00%									1000.00%							1000.00%									1000.00%
Senior Convertible Note [Member] | Holder [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument amount																																	$ 7,500,000
Debt conversion converted instrument shares issued | shares																																	25,145
Loss on conversion of senior convertible note																															$ 5,999,662
Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			$ 15,910,000	$ 15,910,000
Amount paid to the holder	$ 150,000		750,000
Debt redeemed amount			679,976	679,976
Settlement of redemption premium amount			51,450
Settlement of accrued interest			168,574
New Note Agreement [Member]
Debt Instrument [Line Items]
Conversion floor price | $ / shares																									$ 218.32						$ 218.32
New Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																																	160,315
Exchange Agreement [Member] | Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																																	$ 350,000
Debt instrument carrying amount													29,150,001
Debt Instrument, Periodic Payment													35,000,000
Loss on extingusihment of senior convertible note																										$ 5,849,999							22,628,805
Exchange Agreement [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													35,000,000
Debt instrument carrying amount													$ 29,150,001										32,221,573						$ 32,221,573			32,221,573
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Debt Instrument [Line Items]
Increasing in debt						2,950,010												$ 2,950,010
Debt principle amount					$ 450,010	450,010												450,010			$ 450,010									$ 450,010
Converted accrued liabilities					2,500,000	$ 2,500,000												2,500,000			2,500,000									$ 2,500,000			180,000,000
Derivative cash liability																																933,000,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			15,230,024	15,230,024
Debt conversion converted instrument amount				15,230,024
Reduction in conversion of debt																				$ 19,261,583		$ 19,261,583
Increasing in debt																	2,950,010					$ 2,950,010
Debt principle amount																	450,010			450,010																					$ 450,010
Converted accrued liabilities																	2,500,000			$ 2,500,000																					2,500,000
Senior convertible note																																								$ 15,910,000	$ 15,910,000
Debt redeemed amount			$ 679,976	679,976
Preferred Stock Exchange Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Reduction in conversion of debt																	$ 15
New Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																														72,875
Series A Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding																																	$ 117,340		13,600,000
Number of warrants issued | shares															20,000																		20,000											20,000
Exercise price | $ / shares															$ 1,750.00																		$ 1,750.00
Series A Warrants [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares															20,000
Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding																																	$ 5,390		$ 9,900,000
Number of warrants issued | shares															20,000																		20,000											20,000
Exercise price | $ / shares															$ 1,750.00																		$ 1,750.00
Series B Warrants [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares															20,000
Common Stock [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																									7,900	3,758							11,658	[1]
Stock issued during period value conversion of convertible securities																					2,242				$ 8	$ 17							$ 25
Common Stock [Member] | Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares														2,000
Warrant [Member]
Debt Instrument [Line Items]
Warrants overallotment | shares																																	172,500		56,037
Warrant [Member] | March 2022 Offering [Member]
Debt Instrument [Line Items]
Number of shares sold | shares												22,500
Warrant [Member] | March 2022 Warrants [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares												$ 100.00
Class of warrant description												The March 2022 Warrants and April 2022 Overallotment Warrants are callable by the Company should the volume weighted average share price of the Company exceed $300.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants and April 2022 Overallotment Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.
Warrant [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																													20,500
Share Price | $ / shares									$ 1.00	$ 1.00
Series A and B Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding					$ 0													$ 0			0									$ 0			$ 122,730		$ 23,500,000
Class of warrant description															The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3,250.00 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase																		The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3,250.00 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Change in fair market value of warrant liability																																	$ 23,377,270		$ 1,549,924
Change in fair market value of warrant liability																					$ 16,776				2,677,898					$ 122,730	$ 32,986,240
Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount															$ 35,000,000																		$ 1,500,000
Proceeds from convertible debt															32,515,000
Deferred finance costs net															$ 2,485,000
Debt Instrument, Maturity Date															Jun. 02, 2023
Repayments of Debt															$ 37,100,000
Warrants and rights outstanding															$ 26,680,000
Debt instrument convertible conversion price | $ / shares															$ 1,750.00
Debt instrument interest rate																																	10.00%											10.00%
Old Senior Convertible Note [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares															20,000
Old Senior Convertible Note [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares															20,000
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																																	$ 2,262,112
Debt instrument convertible conversion price | $ / shares																																	$ 218.32
Debt interest description																											In addition, the Company requested and received an amendment to the Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021						interest rate on the Old Senior Convertible Note from June 2, 2022 through February 22, 2022, was 8.0% per annum, and remained unchanged in the New Note. From and after the occurrence and during the continuance of any Event of Default (as defined in the New Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Old Senior Convertible Note and New Note, but received a waiver from compliance through March 30, 2022. The Company was subject to begin accruing interest expense at a rate
Interest expense percentage																																	12.00%
Debt instrument interest rate effective percentage																																	100.00%											100.00%
Debt Instrument, Redemption Price, Percentage																																	100.00%
Debt instrument convertible terms of conversion feature																																	The Holder will not have the right to convert any portion of a New Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Debt instrument redemption description																																	The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the New Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note
Conversion floor price | $ / shares																																	$ 218.32
Debt premium payable percentage																																	15.00%
Loss on conversion of debt																																	$ 5,999,662
Accelerated amortization of debt discount																																	4,515,273
Debt Instrument, Periodic Payment, Principal																																	288,300
Incremental premium due on conversion																																	1,196,089
Loss on extinguishment of debt																																	22,628,805
Senior Convertible Note [Member] | Note Holder [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument amount																																	$ 7,500,000
Debt conversion converted instrument shares issued | shares																																	25,145
Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument amount																											$ 7,500,000
Senior Convertible Note [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate effective percentage					100.00%													100.00%			100.00%									100.00%							100.00%
Senior Convertible Note [Member] | Common Stock [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock issued during period shares new issues | shares																											2,000
Senior Convertible Note Holder [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion price | $ / shares																																	$ 1,750.00
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 15,910,000													$ 15,910,000			$ 15,910,000									$ 15,910,000
Debt principle amount					19,261,583													19,261,583			19,261,583									19,261,583
Derivative liability					1,963,933													$ 1,963,933			1,963,933									$ 1,963,933			$ 9,399,620
Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							$ 32,221,573						$ 32,221,573			$ 32,221,573				$ 679,976
Debt conversion converted instrument amount				$ 15,230,024
Debt principle amount																			$ 19,261,583
Senior Notes [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																																				$ 16,311,573
Senior Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt aggregate shares of common stock | shares																		2,242,143
Senior Notes [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt aggregate shares of common stock | shares																			2,242,143
Argyll Entertainment [Member]
Debt Instrument [Line Items]
Number of warrants issued | shares																																			10,000												10,000	10,000
Exercise price | $ / shares																																			$ 800.00												$ 800.00
Change in fair market value of warrant liability																												$ 3,387,218							$ 5,488,171
Term Loan Facility [Member] | Argyll Entertainment [Member]
Debt Instrument [Line Items]
Notes Payable																																															$ 327,390	£ 250,000
Debt instrument, term																3 years
Credit facility interest rate																3.49%
Debt description																														The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023			The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023
Notes payable to bank					$ 25,723													$ 25,723			25,723									$ 25,723			$ 139,538				£ 20,833							£ 114,583			$ 327,390	£ 250,000
Interest expense																					$ 324				$ 1,791					$ 1,945	$ 6,448		$ 9,076		$ 962

[1]	Retrospectively restated for effect of stock split.